Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000233740 | Apple8217451
Holdings [Line Items]
Percent of Total Investments	9.10%
C000233740 | Microsoft8217516
Holdings [Line Items]
Percent of Total Investments	8.70%
C000233740 | O'Reilly Automotive8217536
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | NVIDIA8217530
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233740 | Mastercard8217506
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Fair Isaac8217485
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Johnson & Johnson8217500
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Booking Holdings8217456
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Procter & Gamble8217547
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233740 | Visa8217565
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000233740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000233740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000233740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000233740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000233739 | NVIDIA8217569
Holdings [Line Items]
Percent of Total Investments	7.90%
C000233739 | Apple8217468
Holdings [Line Items]
Percent of Total Investments	7.70%
C000233739 | Meta Platforms8217557
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233739 | Microsoft8217559
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233739 | Arista Networks8217478
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233739 | Walmart8217622
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233739 | Parker-Hannifin8217576
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233739 | AppLovin8217471
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233739 | Axon Enterprise8217481
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Vistra8217617
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000233739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000233739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000233739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000233739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000233739 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233741 | Apple8217629
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233741 | Microsoft8217816
Holdings [Line Items]
Percent of Total Investments	3.60%
C000233741 | International Business Machines8217763
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233741 | McKesson8217807
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233741 | AT&T8217637
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233741 | Verizon Communications8217920
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Alphabet8217601
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Kroger8217783
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | QUALCOMM8217859
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233741 | NVIDIA8217832
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000233741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000233741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000233741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233741 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233738 | Microsoft8217796
Holdings [Line Items]
Percent of Total Investments	6.00%
C000233738 | Apple8217664
Holdings [Line Items]
Percent of Total Investments	4.40%
C000233738 | Oracle8217819
Holdings [Line Items]
Percent of Total Investments	4.10%
C000233738 | Walmart8217863
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233738 | Procter & Gamble8217825
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233738 | Merck8217794
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233738 | AT&T8217670
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233738 | Johnson & Johnson8217755
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233738 | Republic Services8217833
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Verizon Communications8217860
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000233738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000233738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%